                                                Registration No. 333-86067
                                                File No. 811-09561


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                          [ ]

      Post-Effective Amendment No. 1                                       [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

      Amendment No. 3                                                      [X]

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                      C/O CENTURY CAPITAL MANAGEMENT, INC.
               ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS  02109
             (Address of Principal Executive Offices)  (Zip Code)

                                (617) 482-3060
             (Registrant's Telephone Number, including Area Code)

                              RICHARD F. COOK, JR.
                        CENTURY CAPITAL MANAGEMENT, INC.
               ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS  02109
                    (Name and Address of Agent for Service)

                                 with copies to:
                            MATTHEW C. DALLETT, ESQ.
                               PALMER & DODGE LLP
                ONE BEACON STREET, BOSTON, MASSACHUSETTS  02109

Approximate Date of Proposed Public Offering

      As soon as practicable after effective date of registration statement

It is proposed that this filing will become effective (check appropriate box)

      [X] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Century Small Cap Select Fund prospectus dated December 17, 1999 as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 7, 2000 is incorporated by reference.

                          CENTURY SMALL CAP SELECT FUND

                               One Liberty Square
                           Boston, Massachusetts 02109
                          800-321-1928 or 617-482-3060
                              email@centurycap.com





                       STATEMENT OF ADDITIONAL INFORMATION

                                December 17, 1999
                            Revised October 17, 2000

Century Capital Management Trust (Trust) is registered as an open-end management company. Century Small Cap Select Fund (Fund) is a series of the Trust.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS. It supplements the Fund's Prospectus dated December 17, 1999 and should be read together with the Prospectus. You may obtain a copy of the Prospectus free of charge by writing, calling or sending an email to the Fund.

                      -----------------------------------

                                TABLE OF CONTENTS

The Fund ..................................................................    2
The Fund's Investment Policies and Related Risks ..........................    2
Management of the Fund ....................................................    6
Control Persons and Principal Holders of Securities .......................    8
Investment Advisory and Other Services ....................................    8
Brokerage Allocation and Other Practices ..................................   10
Capital Stock and Other Securities ........................................   11
Purchase, Redemption and Pricing of Shares ................................   12
Taxation of the Fund ......................................................   13
Underwriters...............................................................   13
Calculation of Performance Data ...........................................   14
Financial Statements ......................................................   15

                      -----------------------------------

                                    THE FUND

      Century Small Cap Select Fund is the initial series of the Trust, which is a "Massachusetts business trust." The Trust and the Fund were organized under the laws of Massachusetts in August 1999.

               THE FUND'S INVESTMENT POLICIES AND RELATED RISKS

      The Fund operates as a diversified, open-end management investment company. The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, Century Capital Management, Inc. (Adviser), can select for the Fund. It also provides information about additional strategies that the Fund may use to try to achieve its investment objective. There can be no assurance that the Fund will achieve its objective.

      The composition of the Fund's portfolio and the techniques and strategies that the Adviser may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      Investments in Smaller Company Equity Securities. The Fund focuses its investments in equity securities of smaller companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization at the time of investment of up to $1.5 billion (or as defined by the largest companies in the Russell 2000 Index, if greater). The Fund also expects to hold a portion of its assets in securities of issuers having a larger market capitalization. Although under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities having small market capitalization, the Fund may decrease this allocation for temporary defensive reasons as described in the Prospectus.

      Current income is not a criterion used to select portfolio securities. However, certain debt securities may be selected for the Fund's portfolio for defensive or diversification purposes (including debt securities that the Adviser believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed below under "Convertible Securities."

      Securities of smaller capitalization issuers may be traded on securities exchanges or in the over-the-counter markets. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That may make it more difficult for the Fund to sell a security when it wants to, or may adversely affect the price the Fund will be able to obtain.

      Among the companies in which the Fund may invest are small, unseasoned companies that may have been in operation for only a short period. Securities of these companies may be subject to more volatility in their prices even than smaller companies generally. They might have a more limited trading market, which could adversely affect the Fund's ability to dispose of them and may reduce the price the Fund might be able to obtain for them. For example, other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security.

      Preferred Stock. Preferred stock, unlike common stock, generally has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend that exceeds the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions before maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights of holders of a corporation's debt securities or other creditors.

      Convertible Securities. Convertible securities are generally a form of debt security with a feature allowing conversion into equity securities, so the Adviser considers them to be equivalent to "equity securities." As a result, the rating assigned to the security has less impact on the Adviser's investment decision with respect to convertible debt securities than in the case of non-convertible fixed income securities. Convertible securities typically rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They may include securities that are investment grade or below investment grade. Securities that are below investment grade (whether they are rated by a nationally-recognized rating organization or are unrated securities that the Adviser deems to be below investment grade) have greater risks of default than investment grade securities. In addition, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

      Rights and Warrants. The Fund also may invest in warrants or rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants typically have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Foreign Securities. Although the Fund intends to focus its investments in the securities of companies based in North America, including Bermuda, it will generally also purchase equity securities issued or guaranteed by companies organized and based in countries other than in North America. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: reduction of income by foreign taxes; fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities. For example, if a fund sells all of its securities during the fiscal year, its portfolio turnover rate would be 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund does not expect to have a portfolio turnover rate of more than 100% annually, but the Adviser's investment strategies may require higher turnover from time to time, particularly in the initial phase. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year in order to avoid excise taxes under the Internal Revenue Code.

      Other Investment Techniques and Strategies. In seeking its objective, although not as part of its principal strategies, the Fund from time to time may employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      Hedging. The Fund may from time to time use hedging techniques to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. While there are many hedging techniques, the Fund currently contemplates only buying put options ("puts") on securities. However, the Fund may in the future employ other hedging instruments and strategies if they are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and gains the right to attempt to protect itself against a decline in the value of the underlying investment below the exercise price during the put period by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      The use of hedging instruments requires special skills and knowledge of investment techniques. If the Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. For example, the exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund could pay a brokerage commission each time it buys a put or sells an underlying investment in connection with the exercise of a put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.

      Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, pending the investment of the proceeds from sales of Fund shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below. In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet any credit requirements that may be set by the Fund's Board of Trustees from time to time. Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Adviser will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Temporary Defensive Strategies and Other Investments. The Fund may from time to time invest in instruments not described above if the Adviser deems that to be consistent with the Fund's objective and policies. It also may vary its investments or the allocation among them for temporary defensive reasons, as described in the Prospectus.

      In addition, to raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the value of Fund's total assets and, in any event, will be limited to not more than 10% of such value.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      Fundamental Policies. Except where stated to be non-fundamental, the following additional investment restrictions are fundamental policies of the Fund that may only be changed with the approval of a majority of the outstanding voting securities of the Fund.

      o The Fund may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities (a speculative technique known as "leverage"), for temporary defensive reasons or if necessary or advisable to fund redemptions of Fund shares. The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time. The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, the Fund's expenses will be greater than comparable funds that do not borrow. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate borrowing for leverage, and if it does so, it will not likely do so to a substantial degree. The Fund has a non-fundamental policy that, during any period that the Fund's borrowings exceed 5% of its total assets, the Fund will not purchase portfolio securities. The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policies on borrowing is permitted.

      o The Fund may not lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

      o The Fund may not invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate.

      o The Fund may not underwrite securities of other companies. A permitted exception would be a case in which it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund may not issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities, which are not principal investment strategies, include borrowing money and investing in reverse repurchase agreements, as described above, as well as other techniques such as delayed-delivery and when-issued arrangements for portfolio securities transactions.

      Concentration. As described in the Prospectus, the Fund has a policy of concentrating its investments in the financial services and health care group of industries. The Adviser believes that, as the world's population ages, the demands on companies offering health care and financial services will increase dramatically and alter the way retirement and lifestyle services are delivered. The fastest growing segment are those over 85 years old. Providing care (and paying for it) for this burgeoning population is predicted to be a growing priority and growth segment of the economy of developed nations. The Adviser also focuses on companies whose business involves increasing the efficiency of companies in the financial and health care services fields, which - it believes
- are only beginning to rationalize their historically high administrative expense levels in order to expand their services and add more value to clients and shareholders.

                             MANAGEMENT OF THE FUND

      The Trustees named below are responsible for setting policy and overseeing the Fund's activities. The Trustees hire and supervise the performance of the companies that provide services to the Fund, such as the investment adviser, the independent accountants, and the custodian.

      As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right to elect Trustees only as and when required by the Investment Company Act of 1940, and may remove a Trustee in accordance with the Trust's Declaration of Trust and Bylaws.

      The following table provides information regarding each Trustee and officer of the Fund:

                       POSITION(S) HELD    PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE      WITH FUND       DURING PAST 5 YEARS
---------------------  ----------------    -----------------------

William O. Bailey          Trustee         o  Terra Nova (Bermuda) Holdings
P.O. Box SN197                                Ltd., Former Chairman, President
Southampton, Bermuda                          & CEO (insurance holding company)
Age:  74                                   o  Century Shares Trust, Trustee
                                              (investment company)#
                                           o  MBIA, Inc., Former Director and
                                              CEO (insurance company)
                                           o  RamRe, Inc., Director (financial
                                              guaranty insurance)

John E. Beard              Trustee         o  Ropes & Gray, Partner (attorneys)
One International Place                    o  Century Shares Trust, Trustee
Boston, Massachusetts                         (investment company)#
Age:  68

William W. Dyer, Jr.*      Trustee and     o  Century Capital Management, Inc.,
One Liberty Square         Vice President     Director and Former Managing
Boston, Massachusetts                         Director (investment adviser)#
Age:  66                                   o  Century Shares Trust, Trustee
                                              (investment company)#
                                           o  CCP Capital, Inc., Director and
                                              Former Vice President (management
                                              services)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#

Allan W. Fulkerson*        Trustee and     o  Century Capital Management, Inc.,
One Liberty Square         Chairman of the    President and Director
Boston, Massachusetts      Trustees           (investment adviser)#
Age:  67                                   o  Century Shares Trust, Chairman of
                                              the Trustees (investment
                                              company)#
                                           o  CCP Capital, Inc., President and
                                              Director (management services)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#
                                           o  Massachusetts Fiduciary Advisors,
                                              Inc., President and Director
                                              (investment adviser)#

Davis R. Fulkerson*        Trustee         o  Century Capital Management, Inc.,
One Liberty Square                            Managing Director (investment
Boston, Massachusetts                         adviser)#
Age:  35                                   o  Century Shares Trust, Trustee
                                              (investment company)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#
                                           o  Massachusetts Fiduciary Advisors,
                                              Inc., Vice President (investment
                                              adviser)#

Ernest E. Monrad           Trustee         o  Northeast Investors Trust,
50 Congress Street                            Chairman of the Trustees
Boston, Massachusetts                         (investment company)
Age:  70                                   o  Century Shares Trust, Trustee
                                              (investment company)#

Michael J. Poulos          Trustee         o  Western National Corporation
3 Riverway Plaza                              (holding company) and Western
Houston, Texas                                National Life Insurance Company,
Age:  69                                      Retired Chairman, President and
                                              Chief Executive Officer
                                           o  Century Shares Trust, Trustee
                                              (investment company)#

Jerry S. Rosenbloom        Trustee         o  The Wharton School, University of
304 Colonial Penn Center                      Pennsylvania, Professor of
3641 Locust Walk                              Insurance and Risk Management
Philadelphia,                              o  Century Shares Trust, Trustee
Pennsylvania                                  (investment company)#
Age:  61


Alexander L. Thorndike*    Trustee and     o  Century Capital Management, Inc.,
One Liberty Square         Vice President     Managing Director (investment
Boston, Massachusetts                         adviser)#
Age: 34                                    o  Century Shares Trust, Trustee
                                              (investment company)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#
                                           o  William Blair and Company LLC,
                                              Analyst (broker-dealer)

Richard F. Cook, Jr.      Secretary        o  Century Capital Management, Inc.,
One Liberty Square                            Managing Director, Treasurer,
Boston, Massachusetts                         Clerk and Director (investment
Age:  49                                      adviser)#
                                           o  Century Shares Trust, Secretary
                                              (investment company)#
                                           o  CCP Capital, Inc., Vice
                                              President, Treasurer, Clerk and
                                              Director (management services)#
                                           o  CCP Capital II, LLC, Managing
                                              Member (management services)#
                                           o  Massachusetts Fiduciary Advisors,
                                              Inc., Senior VP, Treasurer and
                                              Clerk (investment adviser)#

--------
* Indicates Trustees and Officers who are interested persons of the Fund. # Indicates a position with an entity that may be deemed an "affiliated person" of the Fund.

      Messrs. Allan and Davis Fulkerson, Dyer, Thorndike, and Cook are affiliated with the Adviser and receive no compensation from the Fund. The remaining Trustees of the Fund are expected to receive the compensation shown below from the Fund and from Century Shares Trust (also managed by the Adviser) with respect to the Fund's fiscal year ending October 31, 2000.

                                           PENSION OR           TOTAL
                                           RETIREMENT        COMPENSATION
                                            BENEFITS           FROM FUND
                                             ACCRUED           AND FUND
                         AGGREGATE         AS PART OF           COMPLEX
 NAME OF PERSON,       COMPENSATION           FUND              PAID TO
     POSITION        FROM THE FUND(1)      EXPENSES (2)        TRUSTEES(3)
 ---------------      -------------        ------------       -----------
William O. Bailey,
Trustee                   $ 375                --               $ 20,375

John E. Beard,
Trustee                   $ 375                --               $ 20,375

Ernest E. Monrad,
Trustee                   $ 375                --               $ 20,375

Michael J. Poulos,
Trustee                   $ 375                --               $ 20,375

Jerry S.Rosenbloom,
Trustee                   $ 375                --               $ 20,375

--------

(1) Estimated to be received during the current fiscal year ending October 31, 2000.
(2) The Fund neither sponsors nor pays pension or retirement benefits to Trustees or officers of the Fund.
(3) Received and estimated to be received during the period beginning November 1, 1999 and ending October 31, 2000.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of October 5, 2000, the Trustees and officers as a group owned 25.7% of the outstanding shares of the Institutional Class and less than 1% of the outstanding shares of the Investor Class. As of October 5, 2000, Fox & Co., P.O. Box 976, New York, NY 10268, was the record owner of an account with a share balance equal to approximately 24.5% of the outstanding shares of the Institutional Class. As of October 5, 2000, Reunion Partners, LLC, P.O. Box 164, Medina, NY 98039, was the record owner of an account with a share balance equal to approximately 14.6% of the outstanding shares of the Institutional Class.

                     INVESTMENT ADVISORY AND OTHER SERVICES

      Investment Adviser. Century Capital Management, Inc., the Fund's investment adviser, is solely owned by its officers and certain related persons. Allan W. Fulkerson, who exercises voting control over the Adviser, is both Chairman of the Trustees of the Fund and President and a Director of the Adviser. William W. Dyer, Jr., and Alexander L. Thorndike are Vice Presidents and Trustees of the Fund, and they, along with Richard F. Cook, Jr., Secretary of the Fund, each serve as a Director and/or Managing Director of the Adviser.

      The Fund pays the Adviser a management fee at the end of every month. The fee will be determined and accrued on a daily basis by calculating a basic fee equal to 0.95% per annum, dividing it by 365, and applying the result to the Fund's closing net assets for the day.

      As investment adviser to the Fund, the Adviser acts with discretionary authority to invest the Fund's assets. The Adviser also performs (or arranges for performance of) certain management and administrative services necessary for the operation of the Fund. These services include providing office space, equipment and facilities, supervising relations with the Fund's custodian, transfer agent, accountants, attorneys and other third-party service providers, preparing shareholder communications, conducting shareholder relations, maintaining the Fund's existence and records and maintaining the Fund's registration and qualification for sale of its shares. The Adviser may be reimbursed by the Fund for the allocated cost of the Adviser's employees' providing shareholder, transfer agent and accounting services to the Fund. The Fund will pay, or may reimburse the Adviser for, its organization and start-up costs and all other expenses not borne by the Adviser. The Adviser's management fee is allocated to each class of shares based upon the relative portion of the Fund's net assets represented by that class, as are other fund expenses unless allocations can be made directly to a class, as with the expenses of distributing and servicing Investor Shares under the Distribution and Service (12b-1) Plan, transfer and shareholder servicing agent fees and expenses, and the costs of holding shareholder meetings (to the extent such expenses pertain only to a specific class).

      The Adviser may from time to time bear expenses for the Fund, subject to reimbursement of all or part of such amounts by the Fund or the respective classes. Additionally, the Adviser may elect at any time to waive some or all of its management fee, and if it does so, may discontinue the waiver at any time.

      The investment advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Adviser shall not be liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement permits the Adviser to act as investment advisor for any other person, firm or fund. The agreement permits the Fund to use the name "Century," which is used by the Adviser under license, only so long as the Adviser is permitted to use such name by the owner thereof. If the Adviser shall no longer be permitted to use the name Century, the Adviser will withdraw the right of the Fund to use the name Century as part of its name unless the Fund made separate arrangements with the owner.

      Principal Underwriter and Sub-Administrator. Forum Fund Services, LLC ("FFS"), Two Portland Square, Portland, Maine 04101, serves as the distributor (also known as principal underwriter) and sub-administrator of the shares of the Fund pursuant to a distribution and sub-administration agreement with the Fund. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. FFS does not receive any compensation for distributing the Fund's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Fund.

      Distribution and Service Plan. The Fund has adopted a Distribution and Service Plan (Plan) for the Investor Shares under Rule 12b-1 of the Investment Company Act. Under this Plan, the Fund and the Adviser (out of its own resources, including the management fee it receives from the Fund, without limitation) may pay for all or a portion of the costs incurred in connection with the distribution and/or servicing of the Investor Shares. Among other things, they may make payments to brokers, dealers or other financial institutions for distribution, administrative, and account maintenance services they perform, including financing payment of sales commissions and/or the advance of service fee payments and may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), and certain other distribution expenses. All such payments are subject to the review and approval of the independent Trustees.(1) Under the Plan, the 0.25% per annum maximum service and distribution fee payable by the Fund is computed on the average of the net asset value of Investor Shares, determined as of the close of each regular business day during the applicable period.

----------
(1) The term "independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      The Plan has been approved by a vote of the Board of Trustees, including a majority of the independent Trustees, cast in person at a meeting called for the purpose of voting on it. The plan also has been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. Unless the Plan is terminated as described below, it will continue in effect from year to year but only if the Fund's Board of Trustees and its independent Trustees specifically vote annually to approve its continuance by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The Board of Trustees and the independent Trustees must approve all material amendments to the Plan, and an amendment to increase materially the amount of payments to be made under the Plan must be approved by the Investor class shareholders. The Plan may be terminated at any time by the vote of a majority of the independent Trustees or by the vote of the holders of a "majority" of the outstanding Investor shares.

      The Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the independent Trustees. This does not prevent the involvement of others in the selection and nomination process, as long as the final decision as to selection or nomination is approved by a majority of the independent Trustees.

      Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts directly as the Fund's transfer and dividend paying agent with respect to Institutional Shares and, through its subsidiary Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts, acts as the Fund's transfer agent and dividend paying agent with respect to Investor Shares.

      Custodian. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts as the custodian of the Fund's cash and investment securities. The custodian also is responsible for receipt and delivery of the Fund's investment securities, as well as other matters specified in the custodial agreement.

      Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, acts as the independent accountants for the Fund. The independent accountants are responsible for auditing the Fund's financial statements.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

      The Fund's portfolio transactions are executed by broker-dealers and banks selected by the Adviser. The Adviser selects broker-dealers to execute Fund investment transactions based on many factors, including the size and type of the transaction, the reputation, experience, and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Execution at the most favorable prices and in the most effective manner possible are the primary considerations. To minimize brokerage charges, the Adviser seeks to execute portfolio transactions with a primary market maker in over-the-counter transactions, except in those circumstances where better prices and execution are available elsewhere. Purchases from market makers or other dealers will include the spread between the bid and the asked price.

      When more than one broker-dealer firm meets the foregoing criteria for a particular transaction, the Adviser may give consideration to those firms that supply research services that may contribute to the overall performance of the Fund and of the Adviser's other client accounts, and not all of these services may be used in connection with the Fund. The research services may include analysis, quotations and statistical or other information, and the Adviser may at times pay a higher commission rate than might have been available elsewhere in recognition of the value of such services; however, the transaction will always meet the Adviser's overall criteria for obtaining best execution.

      Investment decisions for the Fund are made independently from those for other clients of the Adviser and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more other client accounts, including other investment companies and accounts in which the Adviser or its affiliates may have interests. In such cases, purchase or sale orders may be aggregated if the Adviser determines that will facilitate execution or obtaining a favorable price, or the Fund and any of such other accounts may receive a price that represents the average price of several transactions in the same security. The Adviser has adopted allocation procedures designed to allocate securities and prices fairly between the Fund and the Adviser's various other accounts.

                       CAPITAL STOCK AND OTHER SECURITIES

      The Fund is a series of Century Capital Management Trust. The number of shares of the Fund and of the Trust is not limited. Except with respect to differences arising among different series and different classes within a series as described in the Prospectus and in this Statement of Additional Information, each share has the same rights as every other share. Shares have no preemptive rights and are fully paid and non-assessable. Shares are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Series of Shares of the Trust. The Fund is the initial series of shares under the Trust. The Trustees may create and issue additional series of shares, subject to the Investment Company Act of 1940 and the rules promulgated thereunder, when, as and if they may determine, without further action by the shareholders. The Declaration of Trust gives the Trustees authority to fix and determine the relative rights and preferences as between different series as to dividends and other distributions and on liquidation or termination of the Fund, and also to determine provisions concerning investment, reinvestment, sinking or purchase trusts, conversion rights, the manner of determining Trustee remuneration with respect to such series, and conditions under which (to the extent permitted by the Investment Company Act of 1940) the several series shall have separate voting rights or no voting rights. Each series may have separate voting rights on matters in which interests of one series are different from interests of another series, and votes as a separate series on matters that affect that series alone. The consideration received from the sale of shares of any series and all assets in which such consideration is invested or reinvested and all income and proceeds thereof will irrevocably belong to that series for all purposes, and they will be charged with the liabilities of the Fund in respect of that series, with assets and liabilities not readily identifiable as those of a particular series being allocated by the Trustees as they deem fair and equitable.

      Classes of Shares of a Series. The Board of Trustees also has the power, without shareholder approval, to divide unissued shares of any series of the Trust, including the Fund, into two or more classes. The Fund currently has two classes of shares: the Investor and Institutional classes. All classes of any series invest in the same investment portfolio. Each class of shares: has its own dividends and distributions, pays certain expenses that may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which interests of one class are different from interests of another class, and votes as a class on matters that affect that class alone.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of Fund expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to independent Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include the Distribution and Service Plan fees for the Investor Shares, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

      Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Investor class shares are expected to be lower than dividends on Institutional class shares because of the effect of the asset-based Distribution and Service Plan charge on Investor class shares. Those dividends also will differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Upon a liquidation of the Trust or Fund, holders of shares would receive a pro rata portion of the net assets remaining after settlement of liabilities, including those of the respective classes.

      Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the obligations of the Trust or any series thereof (including the Fund). It also provides for indemnification and reimbursement of expenses out of the property of the applicable series for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, a series shall assume the defense of any claim made against a shareholder for any act or obligation of the series and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" in certain circumstances. However, even if those circumstances applied, the risk that a shareholder of the Trust would incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The contractual arrangements of the Trust or any series thereof state that any person doing business with the Trust or such series (and each shareholder of any series of the Trust, including the Fund) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust or any series. In addition, to the extent permitted by law, the Trustees shall have no personal liability to any such person.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

      Purchase and Redemption of Shares. The Fund offers its shares directly to the public without any sales charge, as described in the Prospectus. The shares also may be purchased through broker-dealers and "fund supermarkets," which may charge a fee for this service. The Fund may from time to time issue its shares in exchange for securities held in the portfolio of another investment company, trust, or securities owner. Such a transaction would generally involve the issuance of Fund shares at net asset value, based upon the value of the securities acquired. The minimum initial investment for Investor Shares is $1,000; the minimum investment for subsequent purchases is $50. For Institutional Shares, the minimum initial investment is $250,000; there is no minimum for subsequent investments. For investors purchasing Institutional Shares through registered investment advisers, institutions such as trusts or foundations, or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet the minimum. The minimum for Institutional Shares does not apply to accounts of the Adviser, its affiliates and related persons, or any of their employees.

      If the value of your Institutional Share account is below $150,000 following any redemption or transfer by you, you will have a 30-day period in which to invest an amount sufficient to restore the account value to at least $250,000. If not, the entire account will thereupon be converted to Investor Shares. You should consult your tax adviser as to the consequences of such a conversion in your case. If following a transfer of Institutional Shares, the recipient's account value is less than $150,000, the recipient's account will be converted to Investor Shares.

      A broker-dealer or other intermediary may be a designated agent of the Fund. If so, orders that it accepts for the purchase of shares at any time until the daily computation of the Fund's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those to the Fund separately for execution at the net asset value next computed after that business day. A purchase made through an intermediary that is not a designated agent of the Fund is made at the net asset value next determined after the order is actually received by the Fund.

      Share redemptions may be made directly from the Fund or through an intermediary, which may charge a fee for the service. Shares may be redeemed at any time at net asset value, subject to a redemption fee upon redemption of shares held less than six months, at the rate of 0.60% of the redemption proceeds for Investor Shares and 0.50% for Institutional Shares, as described in more detail in the Prospectus under Shareholder Information - Pricing of Fund Shares. The Fund may redeem shares in any account valued at less than $500 after any redemption by the shareholder to minimize the disproportionately high administrative costs associated with small account balances. The Fund has the right to suspend redemptions when the New York Stock Exchange is closed (other than on weekends or holidays) or trading on the New York Stock Exchange is restricted during any period permitted by order of the Securities and Exchange Commission for the protection of investors.

      The Fund is permitted to deliver assets in kind (in whole or in part) in lieu of cash for large redemptions pursuant to Rule 18f-1 under the Investment Company Act of 1940. The Trustees are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the liquidating value of the Fund during any 90-day period for any one shareholder, but may make redemptions in kind above that limitation. Shareholders receiving redemptions in kind may incur brokerage costs in converting securities received in cash.

      Offering Price. The offering price of the Fund's shares is the net asset value per share. Net asset value of the Fund is determined by the Fund's custodian as described in the Prospectus. Equity securities traded on a national securities exchange or Nasdaq are valued at the last sale price on the national securities exchange on which such securities are primarily traded or Nasdaq, as the case may be. Securities for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will generally be valued based on market quotations. Securities quoted in foreign currency, if any, are valued in U.S. dollars at the foreign currency exchange rate prevailing at the time the net asset value per share is determined.

      Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other debt securities are valued by a pricing service that utilized electronic date processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees.

                              TAXATION OF THE FUND

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code for 1999 and thereafter. This special tax status means that the Trust will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Trust must comply with certain requirements. If the Trust fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Trust could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                                 UNDERWRITERS

      Under a distribution and sub-administration agreement with the Fund (the "Distribution Agreement"), FFS acts as the agent of the Fund in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund, but has no obligation to sell any specific quantity of Fund shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. FFS does not receive any compensation for distributing the Fund's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Fund.

                         CALCULATION OF PERFORMANCE DATA

      Presentation of Data. The Fund may from time to time present its investment performance in advertisements, shareholder reports or other communications. In those communications, the Fund may compare its performance to
(a) indexes of groups of unmanaged stocks, such as the Russell 2000 Index or the Nasdaq stock indexes, (b) indexes of mutual funds prepared by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, and (c) the Consumer Price Index demonstrating changes in the average cost of living. The investment performance of the Fund or such indexes may be calculated, ranked, rated or otherwise described by independent publications or a analysts such as Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, Lipper Analytical Services, Inc., Money Magazine, Morningstar, Mutual Fund Forecaster, No Load Fund X, The Value Line Mutual Fund Survey, The Wall Street Journal, Wiesenberger Investment Companies Service, Consumers Digest, Consumer Reports, Financial World, Kiplinger's Personal Finance Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, and Worth, and such information may also be presented, as well as performance listings or rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc. The performance of each class of shares will be shown separately because the performance of each class of shares will usually vary as a result of the different kinds and amounts of expenses each class bears.

      In such communications from time to time the Fund may also present historical information depicting the value of a hypothetical account of the Fund since inception; it may reproduce material from previous Fund prospectuses, reports, or other documents for illustrative or comparative purposes; and it may provide general current or historical information about economic, political, or business conditions affecting the industry sectors in which it invests. Such information may be presented in various forms, including through quotations from publications such as those listed above or quotations from interviews given by one or more portfolio managers or other employees of the Adviser to print media, such as The Wall Street Journal or Business Week, or any electronic news media.

      In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

      Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is computed as follows. A hypothetical investment of $1,000 ("Invested Amount") is assumed to have been made in each class of shares at the beginning of the investment period, resulting in the purchase of a certain number of shares of that class at the effective net asset value. All income dividend and capital gain distributions made by the Fund over such period are assumed to have been reinvested in additional shares of that class at the then effective net asset value, thereby increasing share holdings. At the end of the investment period, the number of shares of that class then assumed held is multiplied by the ending net asset value of that class, resulting in the amount which the assumed investment would have been worth on redemption at that time ("Redeemed Amount"). The Redeemed Amount is then compared to the Invested Amount, and the average annual compounded rate of return for that class is derived for the period by application of a standard compound interest rate calculation. The average annual total return figures are computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested in each class to the ending redeemable value, according to the formula P(1 + T)n = ERV, where:

                    P   = a hypothetical initial payment of $1,000,
                    T   = average annual total return,
                    n   = number of years, and
                    ERV = ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

                              FINANCIAL STATEMENTS
                          CENTURY SMALL CAP SELECT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 9, 1999

Assets:
    Cash                                                              $ 100,100

Liabilities                                                                  --
                                                                      ---------
Net assets for 10,010 institutional shares of beneficial
  interest outstanding                                                $ 100,100
                                                                      =========
Net Asset Value, Redemption Price and Offering Price Per Share        $   10.00
                                                                      =========

BUSINESS AND ORGANIZATION
Century Small Cap Select Fund (the "Fund") was organized as a series of Century Capital Management Trust, a business trust organized under the laws of the Commonwealth of Massachusetts. The Fund has been inactive except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of 10,010 shares of beneficial interest to Century Capital Management, Inc., the Fund's investment adviser.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Century Capital Management Trust and the Shareholder of Century Small Cap Select Fund:

We have audited the accompanying statement of assets and liabilities of Century Small Cap Select Fund (a series of Century Capital Management Trust) as of December 9, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statement presents fairly, in all material respects, the financial position of Century Small Cap Select Fund at December 9, 1999 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


Boston, Massachusetts
December 10, 1999

The Fund's unaudited financial statements appearing in the Fund's semi-annual report for the six months ended April 30, 2000, are incorporated by reference into this Statement of Additional Information. You may obtain a copy of the semi-annual report without charge upon request to the Fund.

                          CENTURY SMALL CAP SELECT FUND

                                    FUND N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

      (a) Agreement and Declaration of Trust dated August 27, 1999. Filed as
          Exhibit 23(a) to the Fund's initial registration statement (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

      (b) By-Laws dated August 27, 1999. Filed as Exhibit 23(b) to the Fund's initial registration statement (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

      (c) Not applicable.

      (d) Investment Advisory and Management Services Agreement dated December 13, 1999 between the Fund and Century Capital Management, Inc. filed as Exhibit 23(d) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

      (e) Distribution and Subadministration Agreement dated as of October 1, 2000, by and among the Fund, Century Capital Management, Inc., and Forum Fund Services, LLC. Filed herewith.

      (f) Not applicable.

      (g) Custodian Contract dated December 9, 1999 between the Fund and State Street Bank and Trust Company filed as Exhibit 23(g) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

      (h) (i) Transfer Agency and Service Agreement dated December 9, 1999 between the Fund and State Street Bank and Trust Company filed as Exhibit 23(h)(i) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

          (ii) Fee Waiver and Expense Limitation Letter from Century Capital Management, Inc. to the Fund filed as Exhibit 23(h)(ii) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

      (i) (i)   Opinion of counsel as to legality of shares being registered as
                Exhibit 23(i) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

          (ii)  Consent of Counsel. Filed herewith.

      (j) Consent of certified public accountants. Filed herewith.

      (k) Not applicable.

      (l) Investment Letter from Century Capital Management, Inc. to the Fund filed as Exhibit 23(l) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

      (m) Distribution and service plan dated December 13, 1999 adopted pursuant to Rule 12b-1 filed as as Exhibit 23(m) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

      (n) Multiple class plan dated December 13, 1999 adopted pursuant to Rule 18f-3 filed as Exhibit 23(o) to pre-effective amendment no. 2 to the Fund's registration statement (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

      (p) (i) Code of Ethics of Century Capital Management Trust (as amended June 7, 2000). Filed herewith.

          (ii) Code of Ethics of Century Capital Management Inc. (as amended June 7, 2000). Filed herewith.

          (iii) The Fund is not required to file the Code of Ethics for Forum Fund Services, LLC pursuant to the exception provided by Rule 17j-1(c)(3) under the Investment Company Act of 1940.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

There are no subsidiaries of, or other persons controlled by, the Fund. The following persons may be deemed to be under common control with the Fund as a result of direct or indirect control by shareholders of Century Capital Management, Inc. (CCM). CCM is the investment adviser to the Fund.

                                    State of
Person                            Organization  Basis of Control
------                            ------------  ----------------

Century Capital Management, Inc.      MA        Ownership of more than 25% of
                                                voting stock by Allan W.
                                                Fulkerson, a Trustee of the
                                                Fund.

Century Shares Trust                  MA        Century Capital Management,
                                                Inc. is the investment
                                                adviser of Century Shares
                                                Trust.

CCP Capital, Inc.                     MA        Ownership of more than 25% of
                                                voting stock by each of
                                                Messrs. Fulkerson and William
                                                W. Dyer, Jr., a Trustee of
                                                the Fund.

CCP Capital II, LLC                   DE        Ownership of more than 25% of
                                                managing member interests by Mr.
                                                Fulkerson and affiliates.

Massachusetts Fiduciary               MA        Ownership of more than 25% of
  Advisors, Inc.                                voting stock by Mr. Fulkerson.

MFA-MASTERS Limited Partnership       MA        Massachusetts Fiduciary
                                                Advisors, Inc. is the general
                                                partner of MFA-MASTERS
                                                Limited Partnership.

ISF Limited Partnership               MD        Century Capital Management,
                                                Inc. is the general partner
                                                of a general partner of
                                                ISF Limited Partnership.

Century Capital Partners, L.P.        DE        CCP Capital, Inc. is the
                                                general partner of, and
                                                Century Capital Management,
                                                Inc. is the investment
                                                adviser to, Century Capital
                                                Partners, L.P.

Century Capital Partners II, L.P.     DE        CCP Capital II, LLC is the
                                                general partner of, and
                                                Century Capital Management,
                                                Inc. is the investment
                                                adviser to, Century Capital
                                                Partners II, L.P.

Century Merchant Bankers LLC          MD        Century Capital Management,
                                                Inc. and Mr. Fulkerson are
                                                the sole members.

ITEM 25.  INDEMNIFICATION.

Reference is made to the provisions of Article VII of registrant's Agreement and Declaration of Trust filed as Exhibit 23(a) to this registration statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding), is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, except for material breaches of the agreement or applicable law, FFS is not liable for any error of judgment or mistake of law or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. In addition, FFS and certain related parties (such as FFS's officers and persons that control FFS) would be entitled to be indemnified by the Fund against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's registration statement or prospectuses or any alleged omission of a material fact required to be stated therein to make statements contained therein not misleading. The Fund, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the registration statement or prospectus. The foregoing description is qualified by reference to Section 9 of the Distribution Agreement, which is filed as an exhibit to the Fund's registration statement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Century Capital Management, Inc. (the "Adviser") is the investment adviser to Century Shares Trust, a registered mutual fund, and two investment limited partnerships. The Adviser also serves as sub-adviser to two other publicly traded funds.

The directors and officers of the Adviser have been associated during the last two fiscal years with the entities and in the capacities listed opposite each such director's or officer's name in the following table.

Name\                                              Other
Current Position(s) with Adviser             Associated Company                   Address                        Position
--------------------------------             ------------------                   -------                        --------
Allan W. Fulkerson                     Century Capital Management,     One Liberty Square             President, Director
President, Director                    Inc.                            Boston, MA

                                       Massachusetts Fiduciary         One Liberty Square             President, Director
                                       Advisors, Inc.                  Boston, MA

                                       Century Shares Trust            One Liberty Square             Chairman, Trustee
                                                                       Boston, MA

                                       Century Small Cap Select Fund   One Liberty Square             Chairman, Trustee
                                                                       Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        Director
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital, Inc.               One Liberty Square             President, Director
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       Lumber Mutual Insurance         One Speen Street               Director & Chairman of
                                       Company                         Framingham, MA                 Executive Committee

                                       North American Lumber           One Speen Street               Director & Chairman of
                                       Insurance Company               Framingham, MA                 Executive Committee

                                       Seaco Insurance Co.             One Speen Street               Director & Chairman of
                                                                       Framingham, MA                 Executive Committee
                                       Mutual Risk Management Ltd.     69 Front Street                Director
                                                                       Hamilton, Bermuda
                                       Terra Nova (Bermuda)            7 Victoria Street              Director
                                       Holdings, Inc.                  Hamilton, Bermuda

                                       Wellington Underwriting plc     2 Minster Court                Director
                                                                       Mincing Lane, London

                                       Cairnstone, Inc.                5201 Blue Lagoon Drive         Director
                                                                       Miami, FL

                                       HCC Insurance Holdings, Inc.    13403 N.W. Freeway             Director
                                                                       Houston, TX
                                       The Galtney Group, Inc.         820 Gessner                    Director
                                                                       Houston, TX

                                       International Financial         800 Fifth Avenue               Director
                                       Group, Inc.                     New York, NY

                                       Lua Seguros La Portena SA       Bartolome Mitre 363            Director
                                                                       Buenos Aires
                                                                       Argentina

Steven Alfano                          Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

Frank R. Bazos                         Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       ABN AMRO                        280 South LaSalle Street       Vice President
                                                                       Chicago, IL

                                       AdminiQuest, Inc.               111 S. Tejon Street            Director
                                                                       Colorado Springs, CO

                                       Ascendant One, Inc.             410 Amherst Street             Director
                                                                       Nashua, NH

                                       Insystems Technologies, Inc.    19 Allstate Parkway            Director
                                                                       Markham, Ontario

Patrick J. Carolan                     Century Capital                 One Liberty Square             Managing Director
Managing Director                      Management, Inc.                Boston, MA

                                       Wilshire Associates, Inc.       1299 Ocean Avenue              Vice President
                                                                       Suite 700
                                                                       Santa Monica, CA

                                       Fidelity Investments            82 Devonshire St.              Vice President
                                                                       Boston, MA

Richard F. Cook, Jr.                   Century Capital Management,     One Liberty Square             Managing Director, Treasurer
Managing Director, Treasurer and       Inc.                            Boston, MA                     and Clerk, Director
Clerk, Director

                                       Massachusetts Fiduciary         One Liberty Square             Senior V.P., Treasurer and
                                       Advisors, Inc.                  Boston, MA                     Clerk

                                       Century Shares Trust            One Liberty Square             Secretary
                                                                       Boston, MA

                                       Century Small Cap Select Fund   One Liberty Square             Secretary
                                                                       Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        Director
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital, Inc.               One Liberty Square             Vice President, Treasurer
                                                                       Boston, MA                     Director

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       The Patriot Group, Inc.         5709 Linglestown Road          Director
                                                                       Harrisburg, PA

                                       Specialty Insurance Service     The City Drive South           Director
                                                                       Orange, CA

                                       Great Northwest Holding Co.,    2229 W. State Street           Director
                                       Inc.                            Boise, ID

                                       DP Mann Holdings Limited        6 London Street                Director
                                                                       London, England

                                       Ineas, B.V.                     Entrada 123                    Director
                                                                       Amsterdam
                                                                       The Netherlands

William W. Dyer, Jr.                   Century Capital Management,     One Liberty Square             Managing Director (through
Director                               Inc.                            Boston, MA                     June 30, 1999), Director

                                       Century Shares Trust            One Liberty Square             Trustee
                                                                       Boston, MA

                                       Century Small Cap Select Fund   One Liberty Square             Trustee and Vice President
                                                                       Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        Director
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital, Inc.               One Liberty Square             Vice President, Director
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       The Patriot Group, Inc.         5709 Linglestown Road          Director
                                                                       Harrisburg, PA

                                       Sen-Tech International          111 John Street                Director
                                       Holdings, Inc.                  New York, NY

                                       Seneca Insurance Company, Inc.  111 John Street                Director
                                                                       New York, NY

                                       CORE Insurance Holdings, Inc.   1010 Washington Blvd.          Director
                                                                       Stamford, CT

                                       American Direct Business        5 Waterside Crossing           Director
                                       Insurance Agency, Inc.          Windsor, CT

Craig Eisenacher                       Century Capital                 One Liberty Square             Managing Director
Managing Director                      Management, Inc.                Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       General Reinsurance             Financial Centre               Vice President
                                       Corporation.                    Stamford, CT

                                       LUA Seguros La Portena, SA      Bartolome Mitre 363 SP         Director
                                                                       Buenos Aires, Argentina

                                       Metaserver, Inc.                One Century Tower              Director
                                                                       265 Church Street
                                                                       New Haven, CT

                                       ONLINE! Financial Solutions,    1000 Polan's Parkway           Director
                                       Inc.                            Columbus, OH

Richard J. Freeman                     Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       CCP Capital, Inc.               One Liberty Square             Vice President
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       EQE International, Inc.         44 Montgomery Street           Director
                                                                       San Francisco, CA

                                       Vista Information Solutions,    5060 Shoreham Place            Director
                                       Inc.                            San Diego, CA

                                       InsWeb Corporation              1875 S. Grant Street           Director
                                                                       San Mateo, CA

                                       RewardsPlus of America Corp.    100 S. Charles Street          Director
                                                                       Baltimore, MD

                                       Ascendant One, Inc.             410 Amherst Street             Director
                                                                       Nashua, NH

Marie Fryer                            Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

Davis R. Fulkerson                     Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       Century Shares Trust            One Liberty Square             Trustee
                                                                       Boston, MA

                                       Century Small Cap Select Fund   One Liberty Square             Trustee
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       Massachusetts Fiduciary         One Liberty Square             Vice President
                                       Advisors, Inc.                  Boston, MA

                                       Automation Solutions, Inc.      1890 W. 4000 So.               Director
                                                                       Roy, Utah

                                       CEM Associates, Inc.            1805 Highpoint Drive           Director
                                                                       Naperville, IL

                                       RewardsPlus of America, Inc.    100 S. Charles Street          Director
                                                                       Baltimore, MD

Mark A. McLennan                       Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       Market Knowledge, Inc.          1120 South Capital             Director
                                                                       Austin, TX

                                       Business Backers Mgmt Co.       Solona Beach, CA               Director

                                       LoanCity.com                    San Jose, CA                   Director

                                       OneCore.com                     Bedford, MA                    Director

                                       BankBoston, N.A.                100 Federal Street             Executive Vice President
                                                                       Boston, MA

James B. Stradtner                     Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       Century Merchant Bankers LLC    300 East Lombard Street        President
                                                                       Suite 610A
                                                                       Baltimore, MD

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       Kentucky Home Mutual            Louisville, KY                 Director
                                       Insurance Co.

                                       Montgomery Mutual Insurance     Sandy Spring, MD               Director
                                       Co.

                                       Legal Mutual Insurance Co.      Baltimore, MD                  Director

                                       Great Northwest Holding         2229 W. State Street           Director
                                       Company, Inc.                   Boise, ID

                                       Mastercare                      Cranford, NJ                   Director

                                       National Healthcare             100 Woodbury Road              Director
                                       Resources, Inc.                 Woodbury, NY

                                       American Direct Insurance       5 Waterside Crossing           Director
                                       Agency, Inc.                    Windsor, CT

                                       CEM Associates, Inc.            1805 Highpoint Drive           Director
                                                                       Naperville, IL

Alexander L. Thorndike                 Century Capital Management,     One Liberty Square             Managing Director
Managing Director                      Inc.                            Boston, MA

                                       Century Shares Trust            One Liberty Square             Trustee
                                                                       Boston, MA

                                       Century Small Cap Select Fund   One Liberty Square             Trustee and Vice President
                                                                       Boston, MA

                                       CCP Capital II, LLC             One Liberty Square             Managing Member
                                                                       Boston, MA

                                       William Blair and Company LLC   222 West Adams Street          Analyst
                                                                       Chicago, IL

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC ("FFS"), the Fund's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

The Cutler Trust              Monarch Funds
Memorial Funds                Sound Shore Fund, Inc.
Forum Funds                   TrueCrossing Funds
Century Shares Trust

(b) The following officers of FFS hold the following positions with the Fund. Their business address is Two Portland Square, Portland, Maine 04101.

Name                       Position with Underwriter          Position with Fund
--------------------------------------------------------------------------------
 John Y. Keffer            President                          None
 David I. Goldstein        Secretary                          None
 Ronald H. Hirsch          Treasurer                          None
 Benjamin L. Niles         Vice President                     None
 Marc D. Keffer            Assistant Secretary                None
 Frederick Skillin         Assistant Treasurer                None
 Nanette K. Chern          Chief Compliance Officer           None

 (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by Fund by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession and custody of the Fund, One Liberty Square, Boston, Massachusetts, 02109 and/or its custodian and co-principal transfer agent and dividend paying agent (with respect to Institutional Shares), State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, and/or its co-principal transfer agent and dividend paying agent (with respect to Investor Shares), Boston Financial Data Services, 66 Brooks Drive, Braintree, Massachusetts, 02184, and/or its principal underwriter, Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101. State Street Bank and Trust Company (with respect to Institutional Shares) and Boston Financial Data Services (with respect to Investor Shares), as the Fund's co-transfer agents, maintain shareholder records. The Fund also maintains portfolio trading documents and certain corporate documents. The custodian maintains the general ledger, supporting accounting data and all other accounts, books and documents.

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Century Capital Management Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer and the trustees of the Registrant as an officer and Trustees, and not individually, and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Century Small Cap Select Fund series of the Registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant ceritifes that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement (Commission file nos. 333-86067 and 811-09561) under Rule 485(b) under the Securities Act and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 17th day of October, 2000.

                                    CENTURY CAPITAL MANAGEMENT TRUST

                                    By:   /s/ Allan W. Fulkerson
                                          ---------------------------
                                          Allan W. Fulkerson,
                                          Chairman of the Trustees

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to Registration Statement (Commission file nos. 333-86067 and 811-09561) has been signed below by the following persons in the capacities and on the date indicated:

Signature                                  Title               Date
---------                                  -----               ----

                                           Trustee
------------------------------
William O. Bailey


/s/  John E. Beard                         Trustee             October 17, 2000
------------------------------
John E. Beard


                                           Trustee
------------------------------
William W. Dyer, Jr.


/s/  Allan W. Fulkerson                    Trustee             October 17, 2000
------------------------------
Allan W. Fulkerson


/s/  Davis R. Fulkerson                    Trustee             October 17, 2000
------------------------------
Davis R. Fulkerson


/s/  Ernest E. Monrad                      Trustee             October 17, 2000
------------------------------
Ernest E. Monrad


                                           Trustee
------------------------------
Michael J. Poulos


                                           Trustee
------------------------------
Jerry S. Rosenbloom


/s/  Alexander L. Thorndike                Trustee             October 17, 2000
------------------------------
Alexander L. Thorndike

                          CENTURY SMALL CAP SELECT FUND

                                  EXHIBIT INDEX

Exhibit No. Description


23(e) Distribution and Subadministration Agreement dated as of October 1, 2000, by and among the Fund, Century Capital Management, Inc., and Forum Financial Services, LLC.

23(i)(ii)   Consent of counsel.

23(p)(i) Code of Ethics of Century Capital Management Trust (as amended June 7, 2000).

     (ii) Code of Ethics of Century Capital Management Inc. (as amended June 7, 2000).